Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible assets and goodwill [abstract]
Disclosure of goodwill and intangible assets
Goodwill and intangible assets are allocated to business operations according to business segments as follows:

	As at 30.06.21			As at 31.12.20
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,570	5,130	3,560	1,618	5,178
Barclays International	286	2,735	3,021	289	2,435	2,724
Head Office	42	3	45	42	4	46
Total	3,888	4,308	8,196	3,891	4,057	7,948